CAPITAL STOCK - Issued and outstanding capital stock (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 08, 2018	Jan. 03, 2018	Dec. 31, 2017	Dec. 31, 2016
Issued and outstanding capital stock
Equity at beginning of period	$ 1,936,017
Reduction of paid-up capital	(2,588,100)
Equity at end of period	(133,546)
Retained earnings	$ (1,392,396)			$ 1,844,883	$ 1,200,054
Capital stock
Issued and outstanding capital stock
Number at beginning of period (in shares)	172,516,829
Equity at beginning of period	$ 132,401
Corporate reorganization	$ 3,776,170
Cancellation of shares due to merger (in shares)	(172,516,829)
Cancellation of shares due to merger	$ (132,401)
Issuance of shares (in shares)	10,544,962
Issuance of shares	$ 3,908,571
Reduction of paid-up capital	$ (2,588,100)
Number at end of period (in shares)	10,544,962
Equity at end of period	$ 1,320,471
Parent
Issued and outstanding capital stock
Convertible promissory note			$ 3,908,600
Number of ordinary shares convertible (in shares)		3,908,570
Retained earnings	(3,776,200)
Parent | Capital stock
Issued and outstanding capital stock
Corporate reorganization	$ 3,776,200
Parent | Ordinary shares
Issued and outstanding capital stock
Number of ordinary shares convertible (in shares)			6,636,391